Commitments and Contingencies - Leased Space (Details)	Dec. 31, 2016 ft²
Office space in Austin, TX
Lease obligations
Leased area of office space (in square feet)	43,000
Office space in Oklahoma City, Oklahoma
Lease obligations
Leased area of office space (in square feet)	5,500